Document and Entity Information	Dec. 18, 2019	Nov. 25, 2019
Document Type	8-K
Document Period End Date	Dec. 18, 2019
Entity File Number	1-9924
Entity Registrant Name	Citigroup Inc
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-1568099
Entity Address, Address Line One	388 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	212
Local Phone Number	559-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000831001
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Stock [Member]
Title of 12(b) Security		Common Stock, par value $.01 per share
Trading Symbol		C
Security Exchange Name		NYSE
Series K Preferred Stock [Member]
Title of 12(b) Security		Dep Shs, represent 1/1,000th interest in a share of 6.875% Fix/Float Rate Noncum Pref Stk, Ser K
Trading Symbol		C Pr K
Security Exchange Name		NYSE
Series S Preferred Stock [Member]
Title of 12(b) Security		Depositary Shares, represent 1/1,000th interest in a share of 6.300% Noncum Pref Stock, Ser S
Trading Symbol		C Pr S
Security Exchange Name		NYSE
Citigroup Capital III [Member]
Title of 12(b) Security		7.625% TRUPs of Cap III (and registrant’s guaranty)
Trading Symbol		C/36Y
Security Exchange Name		NYSE
Citigroup Capital XIII [Member]
Title of 12(b) Security		7.875% FXD / FRN TruPS of Cap XIII (and registrant’s guaranty)
Trading Symbol		C N
Security Exchange Name		NYSE
Citigroup Capital XVIII [Member]
Title of 12(b) Security		6.829% FXD / FRN Enhanced TruPS of Cap XVIII (and registrant’s guaranty)
Trading Symbol		C/67BP
Security Exchange Name		NYSE
CTracks Miller Howard MLP Fundamental Index [Member]
Title of 12(b) Security		C-Tracks ETN Miller/Howard MLP Fundamental Index Due Sept 2023
Trading Symbol		MLPC
Security Exchange Name		NYSEArca
CTracks Miller Howard Strategic Dividend Reinvestor [Member]
Title of 12(b) Security		C-Tracks ETN Miller/Howard Strategic Dividend Reinvestor Due Sept 2024
Trading Symbol		DIVC
Security Exchange Name		NYSEArca
CTracks Miller Howard MLP Fundamental Index Series B [Member]
Title of 12(b) Security		C-Tracks ETN Miller/Howard Fund, Ser B, Due July 2026 of CGMHI (and registrant’s guaranty)
Trading Symbol		MLPE
Security Exchange Name		NYSEArca
Velocity Shares Daily Long USD vs JPY [Member]
Title of 12(b) Security		ETN VelocityShares Daily 4X Long USD vs JPY Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol		DJPY
Security Exchange Name		NYSEArca
Velocity Shares Daily Long USD vs GBP [Member]
Title of 12(b) Security		ETN VelocityShares Daily 4X Long USD vs GBP Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol		DGBP
Security Exchange Name		NYSEArca
Velocity Shares Daily Long USD vs EUR [Member]
Title of 12(b) Security		ETN VelocityShares Daily 4X Long USD vs EUR Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol		DEUR
Security Exchange Name		NYSEArca
Velocity Shares Daily Long USD vs CHF [Member]
Title of 12(b) Security		ETN VelocityShares Daily 4X Long USD vs CHF Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol		DCHF
Security Exchange Name		NYSEArca
Velocity Shares Daily Long USD vs AUD [Member]
Title of 12(b) Security		ETN VelocityShares Daily 4X Long USD vs AUD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol		DAUD
Security Exchange Name		NYSEArca
Velocity Shares Daily Long JPY vs USD [Member]
Title of 12(b) Security		ETN VelocityShares Daily 4X Long JPY vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty )
Trading Symbol		UJPY
Security Exchange Name		NYSEArca
Velocity Shares Daily Long EUR vs USD [Member]
Title of 12(b) Security		ETN VelocityShares Daily 4X Long EUR vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty )
Trading Symbol		UEUR
Security Exchange Name		NYSEArca
Velocity Shares Daily Long GBP vs USD [Member]
Title of 12(b) Security		ETN VelocityShares Daily 4X Long GBP vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty )
Trading Symbol		UGBP
Security Exchange Name		NYSEArca
Velocity Shares Daily Long CHF vs USD [Member]
Title of 12(b) Security		ETN VelocityShares Daily 4X Long CHF vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol		UCHF
Security Exchange Name		NYSEArca
Velocity Shares Daily Long AUD vs USD [Member]
Title of 12(b) Security		ETN VelocityShares Daily 4X Long AUD vs USD Ind due Dec 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol		UAUD
Security Exchange Name		NYSEArca
Velocity Shares Long Libor ETN [Member]
Title of 12(b) Security		VelocityShares Long LIBOR ETNs due Aug 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol		ULBR
Security Exchange Name		NYSEArca
Velocity Shares Short Libor ETN [Member]
Title of 12(b) Security		VelocityShares Short LIBOR ETNs due Aug 2032 of CGMHI (and registrant’s guaranty)
Trading Symbol		DLBR
Security Exchange Name		NYSEArca
Velocity Shares Long Crude Oil ETN [Member]
Title of 12(b) Security		VelocityShares 3x Long Crude ETNs due Dec 2031 of CGMHI (and registrant’s guaranty )
Trading Symbol		UWT
Security Exchange Name		NYSEArca
Velocity Shares Inverse Crude Oil ETN [Member]
Title of 12(b) Security		VelocityShares 3x Inverse Crude due Dec 2031 of CGMHI (and registrant’s guaranty )
Trading Symbol		DWT
Security Exchange Name		NYSEArca
Series N Medium Term Senior Notes [Member]
Title of 12(b) Security		MTN, Series N, Callable Step-Up Coupon Notes Due Mar 2036 of CGMHI (and registrant’s guaranty)
Trading Symbol		C/36A
Security Exchange Name		NYSE
Series G Medium Term Senior Notes [Member]
Title of 12(b) Security		MTN, Series G, Callable Fixed Rate Notes Due Jan 2027
Trading Symbol		C27C
Security Exchange Name		NYSE